RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	$ (31)	$ 46	$ 0
Commodities
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	7	46	0
Foreign exchange
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	$ (38)	$ 0	$ 0